Revenue (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Revenue [Abstract]
Schedule of Disaggregates the Group’s Revenue	The following table disaggregates the Group’s revenue for the six months ended March 31, 2024 and 2023:
	For the Six Months Ended March 31,
	2024	2023
By revenue streams
Cross-border sales	$4,536,131	$6,414,977
Integrated e-commerce services
Digital marketing services	128,993	2,261,811
Others	133,239	354,539
Total	$4,798,363	$9,031,327
The following table disaggregates the Group’s revenue for the years ended September 30, 2023, 2022 and 2021:
	For the Years Ended September 30,
	2023	2022	2021
By revenue streams
Cross-border sales	$10,587,053	$17,907,407	$12,417,033
Integrated e-commerce services
Digital marketing services	1,527,247	3,945,353	3,046,565
Others	619,039	175,543	3,264
Total	$12,733,339	$22,028,303	$15,466,862